Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,110,846	$ 4,529,518	$ 421,363
Total	13,252,258
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current			3,286,442
Long-Term	12,769,461	9,146,824	2,600,000
Total	12,769,461	9,146,824	5,886,442
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	141,412	84,758	242,660
Long-Term	341,385	582,694	421,363
Total	482,797	667,452	664,023
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	141,412	84,758	3,529,102
Long-Term	13,110,846	9,729,518	3,021,363
Total	$ 13,252,258	$ 9,814,276	$ 6,550,465